Condensed Consolidated Statements of Net Loss And Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues	$ 64	$ 188	$ 177	$ 373
Cost of revenues	(34)	(89)	(89)	(179)
Gross profit	30	99	88	194
Research and development expenses, net	6,721	6,642	14,181	11,411
General and administrative expenses	2,923	1,481	6,085	3,154
Operating loss	9,614	8,024	20,178	14,371
Financial income	(205)	(3)	(351)	(87)
Financial expenses	25	7	35	27
Financial income, net	(180)	4	(316)	(60)
Net loss and comprehensive loss	$ 9,434	$ 8,028	$ 19,862	$ 14,311
Loss per share (see note 3)
Basic and diluted	$ 0.12	$ 0.12	$ 0.26	$ 0.24
Weighted average shares outstanding
Basic and diluted	77,398,939	68,092,953	77,392,922	60,075,863